Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of annual rates of depreciation
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Schedule of deferred revenue in Consolidated Balance Sheets
	Year Ended December 31,
	2024	2023
	U.S. Dollars (in thousands)
Beginning of year	13,993	9,567
Deferral of revenue	16,170	8,934
Recognition of deferred revenue	(7,731)	(4,508)

Balance at end of year	22,432	13,993